Segmented Information (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the years ended October 31, 2021, October 31, 2020, and October 31, 2019.

Results by Business Segment 1,2
(millions of Canadian dollars)	For the years ended October 31
					2021
	Canadian Retail	U.S. Retail	Wholesale Banking 3	Corporate 3	Total
Net interest income (loss)	$11,957	$8,074	$2,630	$1,470	$24,131

Non-interest income (loss)	13,549	2,684	2,070	259	18,562

Total revenue	25,506	10,758	4,700	1,729	42,693
Provision for (recovery of) credit losses	258	(250)	(118)	(114)	(224)
Insurance claims and related expenses	2,707	–	–	–	2,707

Non-interest expenses	11,003	6,417	2,709	2,947	23,076

Income (loss) before income taxes and share of net income from investment in Schwab	11,538	4,591	2,109	(1,104)	17,134
Provision for (recovery of) income taxes	3,057	504	539	(479)	3,621

Share of net income from investment in Schwab 4,5	–	898	–	(113)	785

Net income (loss)	$8,481	$4,985	$1,570	$(738)	$14,298

Total assets as at October 31, 2021	$509,436	$559,503	$514,681	$145,052	$1,728,672

					2020
Net interest income (loss)	$12,061	$8,834	$1,990	$1,612	$24,497

Non-interest income (loss)	12,272	2,438	2,968	1,471	19,149

Total revenue	24,333	11,272	4,958	3,083	43,646
Provision for (recovery of) credit losses	2,746	2,925	508	1,063	7,242
Insurance claims and related expenses	2,886	–	–	–	2,886

Non-interest expenses	10,441	6,579	2,518	2,066	21,604

Income (loss) before income taxes and share of net income from investment in TD Ameritrade	8,260	1,768	1,932	(46)	11,914
Provision for (recovery of) income taxes	2,234	(167)	514	(1,429)	1,152

Share of net income from investment in TD Ameritrade 5	–	1,091	–	42	1,133

Net income (loss)	$6,026	$3,026	$1,418	$1,425	$11,895

Total assets as at October 31, 2020	$472,370	$566,629	$512,886	$163,980	$1,715,865

					2019
Net interest income (loss)	$12,349	$8,951	$911	$1,610	$23,821

Non-interest income (loss)	11,877	2,840	2,320	207	17,244

Total revenue	24,226	11,791	3,231	1,817	41,065
Provision for (recovery of) credit losses	1,306	1,082	44	597	3,029
Insurance claims and related expenses	2,787	–	–	–	2,787

Non-interest expenses	10,735	6,411	2,393	2,481	22,020

Income (loss) before income taxes and share of net income from investment in TD Ameritrade	9,398	4,298	794	(1,261)	13,229
Provision for (recovery of) income taxes	2,535	471	186	(457)	2,735

Share of net income from investment in TD Ameritrade 5	–	1,154	–	38	1,192

Net income (loss)	$6,863	$4,981	$608	$(766)	$11,686

Total assets as at October 31, 2019	$452,163	$436,086	$458,420	$68,621	$1,415,290

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
2
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

3	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
4
The after-tax amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

5	The Bank’s share of Schwab’s and TD Ameritrade’s earnings is reported with a one-month lag. Refer to Note 12 for further details.

Summary of Results by Geographic Location

Results by Geography 1
(millions of Canadian dollars)	For the years ended October 31	As at October 31
	2021	2021
	Total revenue	Total assets
Canada	$26,664	$935,856
United States	14,091	652,829

Other international	1,938	139,987
Total	$42,693	$1,728,672

	2020	2020
Canada	$24,141	$916,798
United States	15,213	679,369

Other international	4,292	119,698
Total	$43,646	$1,715,865

	2019	2019
Canada	$23,681	$769,314
United States	15,396	524,397

Other international	1,988	121,579
Total	$41,065	$1,415,290

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.